Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 218,724	$ 198,122
Public equities	23,722	22,851
Real estate - investment property	12,832	12,928
Other invested assets	30,195	28,760
Segregated funds net assets	367,436	343,108
Total assets	880,349	809,130
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,079	1,859
Debt securities	128,297	116,044
Public equities	22,071	20,060
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	18,314	13,084
Debt securities	6,566	5,285
Public equities	1,651	2,791
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,774	5,357
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	10,982	11,002
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	19,149	18,194
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,215	23,361
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,667	18,582
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,548	4,779
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,449	11,031
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,787	17,221
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,345	21,743
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,732	17,383
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,613	4,360
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9	13
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,172	1,271
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	93	102
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,735	1,983
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	55	67
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	666,180	613,577
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	327,437	303,567
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	22,071	20,060
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	1,651	2,788
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,774	5,357
Level 1 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	100	91
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	357,033	331,863
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	35,797	35,029
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,079	1,859
Debt securities	127,787	115,411
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	18,314	13,084
Debt securities	6,563	5,270
Public equities		3
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,667	18,582
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,548	4,779
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,449	11,031
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,787	17,221
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,732	17,383
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,613	4,360
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9	13
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,172	1,271
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	93	102
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,690	1,983
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	55	67
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	274,356	247,449
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	4,202	4,512
Total assets	38,234	35,721	$ 34,009
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	510	633
Public equities	0
Level 3 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3	15
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	10,982	11,002
Total assets	30,589	29,753	29,456
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	19,049	18,103
Level 3 [Member] | Other invested assets [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	19,049	18,103	$ 17,562
Level 3 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	0
Level 3 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	45
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 34,791	$ 34,265